                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08548
                                                      ---------

                            Large-Cap Value Portfolio
                            -------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

LARGE-CAP VALUE PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.1%

SECURITY                                                         SHARES        VALUE
-------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.6%
-------------------------------------------------------------------------------------------------
General Dynamics Corp.                                               100,000   $       10,460,000
Northrop Grumman Corp.                                               325,000           17,667,000
-------------------------------------------------------------------------------------------------
                                                                               $       28,127,000
-------------------------------------------------------------------------------------------------

AGRICULTURAL EQUIPMENT -- 1.0%
-------------------------------------------------------------------------------------------------
Deere & Co.                                                          150,000   $       11,160,000
-------------------------------------------------------------------------------------------------
                                                                               $       11,160,000
-------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.0%
-------------------------------------------------------------------------------------------------
BorgWarner, Inc.                                                     200,000   $       10,834,000
-------------------------------------------------------------------------------------------------
                                                                               $       10,834,000
-------------------------------------------------------------------------------------------------

BANKS -- 8.8%
-------------------------------------------------------------------------------------------------
Bank of America Corp.                                                500,000   $       23,495,000
Marshall and Ilsley Corp.                                            175,000            7,735,000
National City Corp.                                                  350,000           13,142,500
U.S. Bancorp                                                         250,000            7,830,000
UnionBanCal Corp.                                                    100,000            6,448,000
Wachovia Corp.                                                       400,000           21,040,000
Wells Fargo & Co.                                                    250,000           15,537,500
-------------------------------------------------------------------------------------------------
                                                                               $       95,228,000
-------------------------------------------------------------------------------------------------

BEVERAGES -- 0.5%
-------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                            100,000   $        5,073,000
-------------------------------------------------------------------------------------------------
                                                                               $        5,073,000
-------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION -- 2.5%
-------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                    400,000   $       16,124,000
Masco Corp.                                                          300,000           10,959,000
-------------------------------------------------------------------------------------------------
                                                                               $       27,083,000
-------------------------------------------------------------------------------------------------

CHEMICALS -- 0.9%
-------------------------------------------------------------------------------------------------
Air Products and Chemicals, Inc.                                     175,000   $       10,144,750
-------------------------------------------------------------------------------------------------
                                                                               $       10,144,750
-------------------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 4.0%
-------------------------------------------------------------------------------------------------
BellSouth Corp.                                                      300,000   $        8,337,000
CenturyTel, Inc.                                                     450,000           15,961,500
Sprint Corp. (FON Group)                                             350,000            8,697,500
Verizon Communications, Inc.                                         250,000   $       10,127,500
-------------------------------------------------------------------------------------------------
                                                                               $       43,123,500
-------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 2.8%
-------------------------------------------------------------------------------------------------
Diebold, Inc.                                                        100,000   $        5,573,000
Hewlett-Packard Co.                                                  250,000            5,242,500
International Business Machines Corp.                                200,000           19,716,000
-------------------------------------------------------------------------------------------------
                                                                               $       30,531,500
-------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 0.9%
-------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                 150,000   $        9,871,500
-------------------------------------------------------------------------------------------------
                                                                               $        9,871,500
-------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS-MISCELLANEOUS -- 2.0%
-------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                   350,000   $       21,385,000
-------------------------------------------------------------------------------------------------
                                                                               $       21,385,000
-------------------------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.5%
-------------------------------------------------------------------------------------------------
Cendant Corp.                                                        250,000   $        5,845,000
-------------------------------------------------------------------------------------------------
                                                                               $        5,845,000
-------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING AND SERVICES -- 4.1%
-------------------------------------------------------------------------------------------------
Cooper Industries Ltd., Class A(1)                                   175,000   $       11,880,750
Eaton Corp.                                                          150,000           10,854,000
Tyco International Ltd.(1)                                           600,000           21,444,000
-------------------------------------------------------------------------------------------------
                                                                               $       44,178,750
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.8%
-------------------------------------------------------------------------------------------------
Edison International                                                 375,000   $       12,011,250
Entergy Corp.                                                        200,000           13,518,000
Exelon Corp.                                                         475,000           20,933,250
TXU Corp.                                                            250,000           16,140,000
-------------------------------------------------------------------------------------------------
                                                                               $       62,602,500
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
-------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.(2)                                        250,000   $        6,025,000
Flextronics International Ltd.(1)(2)                                 300,000            4,146,000
-------------------------------------------------------------------------------------------------
                                                                                $      10,171,000
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                         SHARES        VALUE
-------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 13.5%
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                      450,000   $       21,681,000
Countrywide Financial Corp.                                          575,000           21,280,750
Federal Home Loan Mortgage Corp.                                     225,000           16,582,500
Franklin Resources, Inc.                                             100,000            6,965,000
Goldman Sachs Group, Inc.                                            200,000           20,808,000
JPMorgan Chase & Co.                                                 475,000           18,529,750
Lehman Brothers Holdings, Inc.                                       100,000            8,748,000
MBNA Corp.                                                           200,000            5,638,000
Merrill Lynch & Co., Inc.                                            300,000           17,931,000
Washington Mutual, Inc.                                              175,000            7,399,000
-------------------------------------------------------------------------------------------------
                                                                               $      145,563,000
-------------------------------------------------------------------------------------------------

FOODS -- 2.0%
-------------------------------------------------------------------------------------------------
Nestle SA(1)                                                          50,000   $       13,049,810
Sara Lee Corp.                                                       350,000            8,449,000
-------------------------------------------------------------------------------------------------
                                                                               $       21,498,810
-------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY SERVICES -- 0.8%
-------------------------------------------------------------------------------------------------
NCR Corp.(2)                                                         125,000   $        8,653,750
-------------------------------------------------------------------------------------------------
                                                                               $        8,653,750
-------------------------------------------------------------------------------------------------

INSURANCE -- 5.4%
-------------------------------------------------------------------------------------------------
Allstate Corp. (The)                                                 300,000   $       15,516,000
MetLife, Inc.                                                        450,000           18,229,500
Prudential Financial, Inc.                                           200,000           10,992,000
XL Capital Ltd. - Class A(1)                                         175,000           13,588,750
-------------------------------------------------------------------------------------------------
                                                                               $       58,326,250
-------------------------------------------------------------------------------------------------

MACHINERY -- 1.4%

Caterpillar, Inc.                                                    150,000   $       14,626,500
-------------------------------------------------------------------------------------------------
                                                                               $       14,626,500
-------------------------------------------------------------------------------------------------

MEDIA -- 2.5%
-------------------------------------------------------------------------------------------------
Time Warner, Inc.(2)                                                 800,000   $       15,552,000
Viacom, Inc., Class B                                                300,000           10,917,000
-------------------------------------------------------------------------------------------------
                                                                               $       26,469,000
-------------------------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 3.0%
-------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                          350,000   $       10,997,000
Inco, Ltd.(1)(2)                                                     250,000            9,195,000
Phelps Dodge Corp.                                                   125,000           12,365,000
-------------------------------------------------------------------------------------------------
                                                                               $       32,557,000
-------------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 1.6%
-------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.(1)(2)                                   400,000   $       16,956,000
-------------------------------------------------------------------------------------------------
                                                                               $       16,956,000
-------------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 2.4%
-------------------------------------------------------------------------------------------------
Apache Corp.                                                         250,000   $       12,642,500
Burlington Resources, Inc.                                           300,000           13,050,000
-------------------------------------------------------------------------------------------------
                                                                               $       25,692,500
-------------------------------------------------------------------------------------------------

OIL AND GAS-INTEGRATED -- 8.7%
-------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                  400,000   $       21,004,000
ConocoPhillips                                                       200,000           17,366,000
Exxon Mobil Corp.                                                    400,000           20,504,000
Marathon Oil Corp.                                                   350,000           13,163,500
Occidental Petroleum Corp.                                           375,000           21,885,000
-------------------------------------------------------------------------------------------------
                                                                               $       93,922,500
-------------------------------------------------------------------------------------------------

OIL AND GAS-REFINING -- 0.6%
-------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                  150,000   $        6,810,000
-------------------------------------------------------------------------------------------------
                                                                               $        6,810,000
-------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.6%
-------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                     250,000   $       16,805,000
-------------------------------------------------------------------------------------------------
                                                                               $       16,805,000
-------------------------------------------------------------------------------------------------

PHARMACEUTICAL BENEFITS MANAGER -- 1.6%
-------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(2)                                      425,000   $       17,680,000
-------------------------------------------------------------------------------------------------
                                                                               $       17,680,000
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.0%
-------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                         400,000   $       10,756,000
Wyeth                                                                500,000           21,295,000
-------------------------------------------------------------------------------------------------
                                                                               $       32,051,000
-------------------------------------------------------------------------------------------------

PUBLISHING -- 1.0%
-------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                    125,000   $       10,212,500
-------------------------------------------------------------------------------------------------
                                                                               $       10,212,500
-------------------------------------------------------------------------------------------------

REITS -- 2.8%
-------------------------------------------------------------------------------------------------
AvalonBay Communities, Inc.                                          150,000   $       11,295,000
General Growth Properties, Inc.                                      350,000           12,656,000
Liberty Property Trust, Inc.                                         150,000            6,480,000
-------------------------------------------------------------------------------------------------
                                                                               $       30,431,000
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES               VALUE
-------------------------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.3%
-------------------------------------------------------------------------------------------------
McDonald's Corp.                                                     450,000   $       14,427,000
-------------------------------------------------------------------------------------------------
                                                                               $       14,427,000
-------------------------------------------------------------------------------------------------

RETAIL-SPECIALTY AND APPAREL -- 3.8%
-------------------------------------------------------------------------------------------------
CVS Corp.                                                            200,000   $        9,014,000
Home Depot, Inc. (The)                                               300,000           12,822,000
J.C. Penney Company, Inc.                                            450,000           18,630,000
-------------------------------------------------------------------------------------------------
                                                                               $       40,466,000
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.6%
-------------------------------------------------------------------------------------------------
Applied Materials, Inc.(2)                                           350,000   $        5,985,000
-------------------------------------------------------------------------------------------------
                                                                               $        5,985,000
-------------------------------------------------------------------------------------------------

TRANSPORT-SERVICES -- 0.9%
-------------------------------------------------------------------------------------------------
FedEx Corp.                                                          100,000   $        9,849,000
-------------------------------------------------------------------------------------------------
                                                                               $        9,849,000
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.2%
-------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                   275,000   $       13,010,250
-------------------------------------------------------------------------------------------------
                                                                               $       13,010,250
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $844,018,525)                                              $    1,057,350,560
-------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)      VALUE
-------------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                             $           20,537   $       20,537,000
-------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $20,537,000)                                            $       20,537,000
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $864,555,525)                                              $    1,077,887,560
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.0%                                         $          142,350
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                           $    1,078,029,910
-------------------------------------------------------------------------------------------------

(1)  Foreign security.

(2)  Non-income producing security.

                        See notes to financial statements

LARGE-CAP VALUE PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS
-----------------------------------------------------------------------------------------------
Investments, at value (identified cost, $864,555,525)                         $   1,077,887,560
Cash                                                                                      8,571
Interest and dividends receivable                                                     1,669,176
Tax reclaim receivable                                                                   68,947
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $   1,079,634,254
-----------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------
Payable for investments purchased                                             $       1,061,280
Payable to affiliate for Trustees' fees                                                   4,703
Payable for investment adviser fee                                                      513,253
Accrued expenses                                                                         25,108
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       1,604,344
-----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $   1,078,029,910
-----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
-----------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                       $     864,687,671
Net unrealized appreciation (computed on the basis of identified cost)              213,342,239
-----------------------------------------------------------------------------------------------
TOTAL                                                                         $   1,078,029,910
-----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
Dividends (net of foreign taxes, $42,339)                                     $      19,784,694
Interest                                                                                320,738
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $      20,105,432
-----------------------------------------------------------------------------------------------

EXPENSES
-----------------------------------------------------------------------------------------------
Investment adviser fee                                                        $       5,478,299
Trustees' fees and expenses                                                              19,686
Custodian fee                                                                           270,591
Legal and accounting services                                                            41,206
Miscellaneous                                                                            23,725
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       5,833,507
-----------------------------------------------------------------------------------------------

Deduct --

   Reduction of custodian fee                                                 $               5
   Reduction of investment adviser fee                                                   34,513
-----------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $          34,518
-----------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $       5,798,989
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $      14,306,443
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $      29,025,978
   Foreign currency transactions                                                           (484)
-----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $      29,025,494
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $      96,348,438
   Foreign currency                                                                       7,768
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $      96,356,206
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $     125,381,700
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $     139,688,143
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                       YEAR ENDED            YEAR ENDED
IN NET ASSETS                                             DECEMBER 31, 2004     DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $       14,306,443    $        7,132,389
   Net realized gain from investment
      and foreign currency transactions                           29,025,494               493,464
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                            96,356,206            94,109,874
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $      139,688,143    $      101,735,727
--------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $      461,009,666    $      309,829,467
   Withdrawals                                                  (165,550,861)          (95,452,977)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $      295,458,805    $      214,376,490
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $      435,146,948    $      316,112,217
--------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------
At beginning of year                                      $      642,882,962    $      326,770,745
--------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $    1,078,029,910    $      642,882,962
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                  YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------------------------------
                                                             2004            2003          2002           2001          2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Net expenses                                                  0.66%+         0.69%         0.71%          0.71%         0.73%
   Net expenses after custodian fee reduction                    0.66%+         0.69%         0.71%          0.71%         0.73%
   Net investment income                                         1.63%+         1.68%         1.40%          1.35%         1.23%
Portfolio Turnover                                                 56%            57%          181%            78%          163%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                 16.16%         23.84%       (15.42)%         2.16%           --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $ 1,078,030     $  642,883    $  326,771     $  287,357    $  190,445
-------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

LARGE-CAP VALUE PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES
  -----------------------------------------------------------------------------
   Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by, under normal circumstances, investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2004, the Eaton Vance Large-Cap Value Fund and Eaton Vance Balanced Fund held interests of 91.6% and 6.5%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
  -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2004, the fee amounted to $5,478,299. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended December 31, 2004, BMR waived $34,513 of its advisory fee.

3  INVESTMENT TRANSACTIONS
  -----------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $786,575,909 and $484,188,347, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)
  -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                                                $     865,256,933
-----------------------------------------------------------------------------------------------
Gross unrealized appreciation                                                 $     213,141,570

Gross unrealized depreciation                                                          (510,943)
-----------------------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                                   $     212,630,627
-----------------------------------------------------------------------------------------------

   The net unrealized appreciation on foreign currency at December 31, 2004 was $10,204.

5  LINE OF CREDIT
-------------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

LARGE-CAP VALUE PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP VALUE PORTFOLIO:
-------------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Large-Cap Value Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE LARGE-CAP VALUE FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Large-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                          POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE        OFFICE AND                                   IN FUND COMPLEX
        NAME AND           TRUST AND       LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY
     DATE OF BIRTH       THE PORTFOLIO      SERVICE       DURING PAST FIVE YEARS           TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B.Hawkes              Trustee      Trustee of the  Chairman, President and              195               Director of EVC
11/9/41                                   Trust since    Chief Executive Officer
                                          1989; of the   of BMR, EVC, EVM and EV;
                                           Portfolio     Director of EV; Vice
                                          since 1992     President and Director of
                                                         EVD. Trustee and/or
                                                         officer of 195 registered
                                                         investment companies in
                                                         the Eaton Vance Fund
                                                         Complex. Mr. Hawkes is an
                                                         interested person because
                                                         of his positions with
                                                         BMR, EVM, EVC and EV,
                                                         which are affiliates of
                                                         the Fund and Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III      Chairman of    Trustee of the  Jacob H. Schiff Professor            195          Director of Tiffany & Co.
2/23/35                    the Board      Trust since    of Investment Banking                             (specialty retailer) and
                          and Trustee       1989 and     Emeritus, Harvard                                       Telect, Inc.
                                        Chairman of the  University Graduate                                  (telecommunication
                                          Board since    School of Business                                    services company)
                                          2005; of the   Administration.
                                        Portfolio since
                                             1992

William H. Park             Trustee       Since 2003     President and Chief                  195                    None
9/19/47                                                  Executive Officer, Prizm
                                                         Capital Management, LLC
                                                         (investment management
                                                         firm) (since 2002).
                                                         Executive Vice President
                                                         and Chief Financial
                                                         Officer, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms)
                                                         (1982-2001).

Ronald A. Pearlman          Trustee       Since 2003     Professor of Law,                    195                    None
7/10/40                                                  Georgetown University Law
                                                         Center (since 1999). Tax
                                                         Partner, Covington &
                                                         Burling, Washington, DC
                                                         (1991-2000).

Norton H. Reamer            Trustee     Trustee of the   President, Chief                     195                    None
9/21/35                                   Trust since    Executive Officer and a
                                         1989; of the    Director of Asset
                                           Portfolio     Management Finance Corp.
                                           since 1993    (a specialty finance
                                                         company serving the
                                                         investment management
                                                         industry) (since October
                                                         2003). President, Unicorn
                                                         Corporation (an
                                                         investment and financial
                                                         advisory services
                                                         company) (since September
                                                         2000). Formerly, Chairman
                                                         and Chief Operating
                                                         Officer, Hellman, Jordan
                                                         Management Co., Inc. (an
                                                         investment management
                                                         company) (2000-2003).
                                                         Formerly, Advisory
                                                         Director of Berkshire
                                                         Capital Corporation
                                                         (investment banking firm)
                                                         (2002-2003). Formerly
                                                         Chairman of the Board,
                                                         United Asset Management
                                                         Corporation (a holding
                                                         company owning
                                                         institutional investment
                                                         management firms) and
                                                         Chairman, President and
                                                         Director, UAM Funds
                                                         (mutual funds)
                                                         (1980-2000).

Lynn A. Stout               Trustee       Since 1998     Professor of Law,                    195                    None
9/14/57                                                  University of California
                                                         at Los Angeles School of
                                                         Law (since July 2001).
                                                         Formerly, Professor of
                                                         Law, Georgetown
                                                         University Law Center.

                                POSITION(S)                 TERM OF
                                 WITH THE                 OFFICE AND
   NAME AND                      TRUST AND                 LENGTH OF                        PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH                 THE PORTFOLIO                SERVICE                         DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Thomas E. Faust Jr.       President of the Trust          Since 2002      Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                                                                   Chief Investment Officer of EVM and BMR and
                                                                          Director of EVC. Chief Executive Officer of Belair
                                                                          Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                          Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                          and Belrose Capital Fund LLC (private investment
                                                                          companies sponsored by EVM). Officer of 59
                                                                          registered investment companies managed by EVM or BMR.

Duke E. Laflamme          Vice President of the           Since 2001      Vice President of EVM and BMR. Officer of 11
7/8/69                            Trust                                   registered investment companies managed by EVM or BMR.

Thomas H. Luster          Vice President of the           Since 2002      Vice President of EVM and BMR. Officer of 16
4/8/62                            Trust                                   registered investment companies managed by EVM or BMR.

Michael R. Mach           Vice President of the           Since 1999      Vice President of EVM and BMR. Officer of 29
7/15/47                         Portfolio                                 registered investment companies managed by EVM and BMR.

George C. Pierides        Vice President of the           Since 2004      Senior Managing Director of Fox. Officer of 12
12/26/57                          Trust                                   registered investment companies managed by EVM or BMR.

Duncan W. Richardson        President of the              Since 2002      Senior Vice President and Chief Equity Investment
10/26/57                        Portfolio                                 Officer of EVM and BMR. Officer of 46 registered
                                                                          investment companies managed by EVM or BMR.

William J. Austin, Jr.      Treasurer of the             Since 2002(2)    Vice President of EVM and BMR. Officer of 53
12/27/51                        Portfolio                                 registered investment companies managed by EVM or BMR.

Alan R. Dynner                  Secretary                 Since 1997      Vice President, Secretary, and Chief Legal Officer
10/10/40                                                                  of BMR, EVM, EVD, EV and EVC. Officer of 195
                                                                          registered investment companies managed by EVM and BMR.

James L. O'Connor         Treasurer of the Trust          Since 1989      Vice President of BMR, EVM and EVD. Officer of 117
4/1/45                                                                    registered investment companies managed by EVM or BMR.

Paul M. O'Neil           Chief Compliance Officer         Since 2004      Vice President of EVM and BMR. Officer of 195
7/11/53                                                                   registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                         12/31/03     12/31/04
----------------------------------------------------------------------------------
Audit Fees                                                $   32,075   $   33,275

Audit-Related Fees(1)                                     $        0   $        0

Tax Fees(2)                                               $    6,450   $    7,950

All Other Fees(3)                                         $        0   $        0
                                                          ----------   ----------
Total                                                     $   38,525   $   41,225
                                                          ==========   ==========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrant's fiscal years ended December 31, 2003 and December 31, 2004; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                         12/31/03     12/31/04
-----------------------------------------------------------------------------------
Registrant                                                $    6,450   $    7,950

Eaton Vance (1)                                           $        0   $   84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (I)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (II) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LARGE-CAP VALUE PORTFOLIO

By:      /s/Duncan W. Richardson
         -----------------------
         Duncan W. Richardson
         President


Date:          February 16, 2005
               -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/William J. Austin, Jr.
         -------------------------
         William J. Austin, Jr.
         Treasurer


Date:    February 16, 2005
         -----------------


By:      /s/Duncan W. Richardson
         -----------------------
         Duncan W. Richardson
         President


Date:          February 16, 2005
               -----------------